Note 20 - Business Segments - Segment Revenues (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenues	¥ 157,789,059	¥ 140,648,008	¥ 123,050,115
Intersegment Eliminations [Member]
Revenues	(387,178)	(383,058)	(408,567)
Network Service and Systems Integration Business [Member]
Revenues	154,126,156	137,142,188	119,818,554
Network Service and Systems Integration Business [Member] | Customers [Member]
Revenues	153,738,978	136,759,130	119,409,987
Network Service and Systems Integration Business [Member] | Intersegment [Member]
Revenues	387,178	383,058	408,567
ATM Operation Business [Member]
Revenues	4,050,081	3,888,878	3,640,128
ATM Operation Business [Member] | Customers [Member]
Revenues	¥ 4,050,081	¥ 3,888,878	¥ 3,640,128